UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
July 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments
Eaton Vance Arizona Municipal Income Fund
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund
Eaton Vance Municipal Opportunities Fund

Eaton Vance
Arizona Municipal Income Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 1.4%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,106,510

		$1,106,510

Education — 4.0%
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,500	$1,580,250
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,584,945

		$3,165,195

Electric Utilities — 8.8%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$547,920
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	950,790
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	1,200	1,264,368
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,000	2,125,360
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,113,860

		$7,002,298

Escrowed/Prerefunded — 9.6%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$4,500	$4,219,335
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	3,500	3,391,395

		$7,610,730

General Obligations — 5.7%
Maricopa County Community College District, 3.00%, 7/1/23	$785	$772,801
Puerto Rico, 0.00%, 7/1/18	1,125	837,293
Tempe, 3.75%, 7/1/24	1,000	1,009,960
Tempe, 5.375%, 7/1/21	1,600	1,924,192

		$4,544,246

Health Care-Miscellaneous — 3.3%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,752,818
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	465	404,615
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	500	483,235

		$2,640,668

Hospital — 12.7%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,022,600
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,164,649
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	664,590
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	60	51,469
Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,750	1,765,645
Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,350	1,397,034
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,482,726
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,504,695

		$10,053,408

Industrial Development Revenue — 0.7%
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$650	$578,227

		$578,227

Insured-Education — 0.5%
North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$385	$399,249

		$399,249

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Electric Utilities — 3.0%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$500	$461,130
Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,000	1,169,280
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	773,108

		$2,403,518

Insured-Escrowed/Prerefunded — 1.5%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,199,940

		$1,199,940

Insured-General Obligations — 7.5%
Goodyear, (NPFG), 3.00%, 7/1/26	$1,130	$1,062,482
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,494,452
Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	1,200	1,388,844

		$5,945,778

Insured-Hospital — 1.6%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,306,816

		$1,306,816

Insured-Lease Revenue/Certificates of Participation — 2.1%
Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,636,210

		$1,636,210

Insured-Special Tax Revenue — 6.9%
Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$932,367
Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,000	1,003,100
Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	2,670	2,602,208
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	582,993
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,370	218,174
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,345	160,714

		$5,499,556

Insured-Transportation — 7.2%
Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,762,237
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,000	998,630
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,900	1,927,132

		$5,687,999

Insured-Water and Sewer — 1.5%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,175,962

		$1,175,962

Lease Revenue/Certificates of Participation — 1.0%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$830,993

		$830,993

Other Revenue — 2.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,505	$760,715
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,765	265,142
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	906,970

		$1,932,827

Special Tax Revenue — 11.4%
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,000	$1,099,870
Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,000	1,034,310
Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	258,578
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	274,541
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	300,419
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	1,000	1,028,320
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,500	2,851,350

2

	Principal
	Amount
Security	(000’s omitted)	Value
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	$1,000	$1,138,370
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,055,260

		$9,041,018

Transportation — 4.1%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,268,170

		$3,268,170

Total Tax-Exempt Investments — 96.9% (identified cost $73,458,942)		$77,029,318

Other Assets, Less Liabilities — 3.1%		$2,437,647

Net Assets — 100.0%		$79,466,965

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 32.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 21.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $278,320.

3

A summary of open financial instruments at October 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
12/11	50 U.S. 10-Year Treasury Note	Short	$(6,453,033)	$(6,453,125)	$(92)

At October 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $92.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,397,836

Gross unrealized appreciation	$5,441,112
Gross unrealized depreciation	(1,509,630)

Net unrealized appreciation	$3,931,482

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$77,029,318	$—	$77,029,318

Total Investments	$—	$77,029,318	$—	$77,029,318

Liability Description

Futures Contracts	$(92)	$—	$—	$(92)

Total	$(92)	$—	$—	$(92)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 2.6%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,170,050
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,748,205

		$2,918,255

Education — 14.1%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,000	$1,031,660
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,561,440
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,017,970
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,052,004
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,133,840
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,261,250
University of Connecticut, 5.00%, 2/15/21	1,315	1,533,145
University of Connecticut, 5.00%, 5/15/23	1,350	1,374,368
University of Connecticut, 5.00%, 2/15/28	875	961,406

		$15,927,083

Electric Utilities — 3.5%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$2,000	$2,005,460
Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500	1,502,010
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	500	493,910

		$4,001,380

Escrowed/Prerefunded — 0.6%
Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$430	$444,753
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	170	225,492

		$670,245

General Obligations — 14.9%
Connecticut, 4.875%, 11/1/20	$1,475	$1,710,484
Connecticut, 5.00%, 2/15/29	1,000	1,126,190
East Lyme, 4.00%, 7/15/22	350	395,892
East Lyme, 4.00%, 7/15/23	525	586,210
East Lyme, 4.25%, 7/15/24	250	282,985
East Lyme, 4.25%, 7/15/25	250	278,335
Fairfield, 4.25%, 7/15/26	250	262,848
Fairfield, 5.00%, 1/1/23	1,000	1,237,290
Hartford County Metropolitan District, 5.00%, 7/15/34	2,020	2,168,632
North Haven, 5.00%, 7/15/23	1,475	1,813,144
North Haven, 5.00%, 7/15/25	1,490	1,828,260
Norwalk, 4.00%, 7/1/26	1,975	2,072,683
Redding, 5.50%, 10/15/18	400	499,640
Redding, 5.625%, 10/15/19	650	824,960
Stamford, 4.00%, 7/1/25	370	396,181
Wilton, 5.25%, 7/15/18(2)	535	656,926
Wilton, 5.25%, 7/15/19	535	662,025

		$16,802,685

Hospital — 4.2%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,572,450
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,045,170

1

	Principal
	Amount
Security	(000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	$1,000	$1,095,960

		$4,713,580

Industrial Development Revenue — 5.1%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,499,595
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	255	179,099
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,320	1,067,286

		$5,745,980

Insured-Education — 14.9%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,341,502
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,460,615
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,004,422
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,689,275
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,257,725
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,082,310

		$16,835,849

Insured-Electric Utilities — 4.4%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,787,169
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,164,584

		$4,951,753

Insured-Escrowed/Prerefunded — 1.9%
Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,500	$1,568,055
Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	515	531,444

		$2,099,499

Insured-General Obligations — 5.3%
Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,370	$3,374,212
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,226,390
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,088,280
New Britain, (NPFG), 6.00%, 3/1/12	250	254,323

		$5,943,205

Insured-Hospital — 2.9%
Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$2,000	$2,206,340
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	1,000	1,034,140

		$3,240,480

Insured-Housing — 0.5%
Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$610	$610,457

		$610,457

Insured-Industrial Development Revenue — 1.7%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,915	$1,867,163

		$1,867,163

2

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 2.6%
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$2,909,633

		$2,909,633

Insured-Pooled Loans — 0.8%
Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$925	$925,758

		$925,758

Insured-Transportation — 5.2%
Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$507,115
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,900	3,955,692
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,459,360

		$5,922,167

Insured-Water and Sewer — 6.3%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$1,000	$875,500
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	893,910
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	4,114,876
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,279,560

		$7,163,846

Lease Revenue/Certificates of Participation — 2.1%
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,830	$2,427,349

		$2,427,349

Other Revenue — 0.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$8,700	$400,983
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	16,465	405,533

		$806,516

Senior Living/Life Care — 0.9%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$976,220

		$976,220

Solid Waste — 2.4%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,750,055

		$2,750,055

Special Tax Revenue — 5.5%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$1,125	$1,167,435
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,000	2,108,740
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	137,271
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	152,755
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	507,490
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,700	1,748,144
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	391,886

		$6,213,721

Total Tax-Exempt Investments — 103.1% (identified cost $111,195,228)		$116,422,879

Other Assets, Less Liabilities — (3.1)%		$(3,531,487)

Net Assets — 100.0%		$112,891,392

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 17.9% of the Fund’s net assets at October 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 45.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 25.5% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $473,144.

A summary of open financial instruments at October 31, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
12/11	4 U.S. 10-Year Treasury Note	Short	$(516,493)	$(516,250)	$243
12/11	35 U.S. 30-Year Treasury Bond	Short	(4,819,436)	(4,866,094)	(46,658)

					$(46,415)

At October 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $243 and $46,658, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,706,361

Gross unrealized appreciation	$6,873,480
Gross unrealized depreciation	(1,381,962)

Net unrealized appreciation	$5,491,518

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$116,422,879	$—	$116,422,879

Total Investments	$—	$116,422,879	$—	$116,422,879

Futures Contracts	$243	$—	$—	$243

Total	$243	$116,422,879	$—	$116,423,122

Liability Description

Futures Contracts	$(46,658)	$—	$—	$(46,658)

Total	$(46,658)	$—	$—	$(46,658)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 2.5%
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$2,000	$2,375,940

		$2,375,940

Education — 11.0%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,083,370
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,589,055
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,040,730
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,054,410
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,551,110
St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,380	1,403,336
University of Minnesota, 5.00%, 12/1/36	500	545,510
University of Minnesota, 5.125%, 4/1/34	1,000	1,088,070
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,091,310

		$10,446,901

Electric Utilities — 4.8%
Minnesota Municipal Power Agency, 4.75%, 10/1/32	$500	$513,335
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	774,375
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	2,058,260
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	185	182,747
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,063,760

		$4,592,477

Escrowed/Prerefunded — 5.0%
Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$490	$544,086
Dakota County Community Development Agency, (Senior Housing Facilities), Prerefunded to 1/1/12, 5.00%, 1/1/21	750	755,978
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,366,020
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,117,030

		$4,783,114

General Obligations — 13.9%
Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,000	$1,055,490
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35(1)	500	515,070
Duluth, 5.00%, 2/1/34	2,000	2,098,800
Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,000	2,130,500
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,539,075
Minnesota, 5.00%, 6/1/21	1,155	1,347,400
Minnesota, 5.00%, 8/1/22	1,000	1,190,470
Minnesota, 5.00%, 11/1/26	1,000	1,102,520
Washington County, 3.50%, 2/1/28	1,500	1,462,650
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	782,107

		$13,224,082

Health Care-Miscellaneous — 1.0%
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$947,190

		$947,190

Hospital — 13.7%
Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,000	$1,032,010
Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,049,070
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,065,040

1

	Principal
	Amount
Security	(000’s omitted)	Value
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38	$1,000	$1,055,050
Rochester Health Care Facilities, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,535,640
St. Cloud Health Care Revenue, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,032,680
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,000	1,031,420
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	1,000	1,016,940
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,030,710
St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	750	725,002
St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,466,580

		$13,040,142

Housing — 6.6%
Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$500	$500,865
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	1,000	962,810
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	975	945,838
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	855	848,152
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	491,350
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	95	95,222
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	905	917,543
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,501,104

		$6,262,884

Industrial Development Revenue — 1.1%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$999,930

		$999,930

Insured-Education — 0.5%
Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$500	$516,960

		$516,960

Insured-Electric Utilities — 11.3%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,118,060
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,150	1,173,713
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	320,774
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,111,900
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	4,973,940
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,025,770

		$10,724,157

Insured-Escrowed/Prerefunded — 1.4%
Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,270	$1,342,898

		$1,342,898

Insured-General Obligations — 4.3%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,308,996
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	954,574
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	740,038
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,077,530

		$4,081,138

Insured-Hospital — 6.0%
Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$750	$770,617
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,953,139
Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,000	2,048,060
Plymouth, Health Facilities Revenue, (WestHealth), (AGM), 6.25%, 6/1/16	450	450,410
St. Cloud Health Care Revenue, (St. Cloud Hospital), (AGC), 5.50%, 5/1/39	500	524,135

		$5,746,361

2

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Special Tax Revenue — 3.2%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,061,080
Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,000	1,003,090

		$3,064,170

Insured-Transportation — 2.4%
Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,026,870
Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,300,551

		$2,327,421

Lease Revenue/Certificates of Participation — 0.6%
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$560	$611,806

		$611,806

Senior Living/Life Care — 0.9%
St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24	$975	$880,162

		$880,162

Special Tax Revenue — 5.6%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$274,542
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	300,419
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,102,280
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,097,820
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	536,830

		$5,311,891

Student Loan — 1.1%
Minnesota Higher Education Facilities Authority, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$1,045,330

		$1,045,330

Transportation — 1.1%
Minneapolis and St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,058,670

		$1,058,670

Total Tax-Exempt Investments — 98.0% (identified cost $88,229,870)		$93,383,624

Other Assets, Less Liabilities — 2.0%		$1,890,971

Net Assets — 100.0%		$95,274,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 29.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 13.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at October 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
12/11	60 U.S. 10-Year Treasury Note	Short	$(7,743,640)	$(7,743,750)	$(110)

At October 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $110.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,062,637

Gross unrealized appreciation	$5,719,170
Gross unrealized depreciation	(398,183)

Net unrealized appreciation	$5,320,987

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$93,383,624	$—	$93,383,624

Total Investments	$—	$93,383,624	$—	$93,383,624

Liability Description

Futures Contracts	$(110)	$—	$—	$(110)

Total	$(110)	$—	$—	$(110)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 14.6%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$758,617
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	731,062
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	664,607
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	10,481,096
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,616,077
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	862,981
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	2,985,686
Rutgers State University, 5.00%, 5/1/39(1)	8,580	9,111,274

		$29,211,400

Electric Utilities — 0.7%
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,500	$1,517,250

		$1,517,250

General Obligations — 1.3%
Morris County, 4.00%, 4/15/22(2)	$2,365	$2,540,105

		$2,540,105

Health Care-Miscellaneous — 0.4%
New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$825	$749,216

		$749,216

Hospital — 13.1%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,700	$1,465,145
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,990	1,913,723
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,480	6,606,490
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,760	5,783,559
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,130,460
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,144,341
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	5,130	5,017,191
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,169,950

		$26,230,859

Housing — 2.9%
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,790	$2,730,545
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	3,000	3,017,850

		$5,748,395

Industrial Development Revenue — 8.2%
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,493,284
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,250	2,180,880
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,875	1,925,587
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,581,421

1

	Principal
	Amount
Security	(000’s omitted)	Value
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$6,465	$5,227,276

		$16,408,448

Insured-Education — 0.9%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$1,924,556

		$1,924,556

Insured-Gas Utilities — 4.7%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$9,150	$9,480,772

		$9,480,772

Insured-General Obligations — 9.4%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$2,973,962
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	3,050	729,865
Irvington Township, (AGM), 0.00%, 7/15/22	4,975	3,195,542
Irvington Township, (AGM), 0.00%, 7/15/23	5,175	3,133,204
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,340	8,756,119

		$18,788,692

Insured-Hospital — 3.0%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$2,778,160
New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	7,620	3,183,179

		$5,961,339

Insured-Lease Revenue/Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,142,620
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,088,230

		$3,230,850

Insured-Special Tax Revenue — 7.9%
Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$7,870	$4,495,108
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,199,260
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,180	5,748,960
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	2,601,319
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,145	268,347
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,470	534,120

		$15,847,114

Insured-Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,745	$4,953,211

		$4,953,211

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$931,982

		$931,982

Insured-Water and Sewer — 6.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,852,821
North Hudson Sewerage Authority, (NPFG), 0.00%, 8/1/25	13,840	6,717,244

		$12,570,065

Lease Revenue/Certificates of Participation — 5.3%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$818,352
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	928,592
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,034,310
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,152,550

2

	Principal
	Amount
Security	(000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$4,630	$4,708,942

		$10,642,746

Other Revenue — 1.6%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,000	$737,440
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	34,960	861,065
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	2,440	1,624,625

		$3,223,130

Senior Living/Life Care — 3.6%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,334,294
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,145,282
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	3,390	2,148,311
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,580,527

		$7,208,414

Special Tax Revenue — 1.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$288,897
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	481,252
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	780	802,089
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,390,390

		$2,962,628

Student Loan — 4.4%
New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.276%, 6/1/36(1)(4)(5)	$9,000	$8,867,340

		$8,867,340

Transportation — 10.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,611,519
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,094,640
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,761,000
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,218,120
Port Authority of New York and New Jersey, 6.125%, 6/1/94	9,400	11,068,406

		$20,753,685

Water and Sewer — 2.3%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,705	$4,705,282

		$4,705,282

Total Tax-Exempt Investments — 107.0% (identified cost $209,774,424)		$214,457,479

Other Assets, Less Liabilities — (7.0)%		$(14,047,005)

Net Assets — 100.0%		$200,410,474

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 34.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 14.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security is in default and making only partial interest payments.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2011.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,667,340.

A summary of open financial instruments at October 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
12/11	100 U.S. 10-Year Treasury Note	Short	$(12,906,067)	$(12,906,250)	$(183)
12/11	255 U.S. 30-Year Treasury Bond	Short	(34,697,092)	(35,452,969)	(755,877)

					$(756,060)

At October 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $756,060.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$188,876,974

Gross unrealized appreciation	$10,585,402
Gross unrealized depreciation	(6,024,897)

Net unrealized appreciation	$4,560,505

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$214,457,479	$—	$214,457,479

Total Investments	$—	$214,457,479	$—	$214,457,479

Liability Description

Futures Contracts	$(756,060)	$—	$—	$(756,060)

Total	$(756,060)	$—	$—	$(756,060)

4

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 0.5%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$1,100	$619,630
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,000	566,040

		$1,185,670

Education — 11.0%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,160,166
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,077,070
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,595,685
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,150,750
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,144,780
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	1,250	1,267,638
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,881,928
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,828,986
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,676,460
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,775,950
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,000	2,112,940
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,590,725

		$27,263,078

Electric Utilities — 0.9%
York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,250	$2,282,085

		$2,282,085

General Obligations — 4.5%
Centennial School District, Bucks County, 5.00%, 12/15/37	$2,000	$2,145,980
Chester County, 5.00%, 7/15/27(1)	1,000	1,129,670
Chester County, 5.00%, 7/15/28(1)	410	460,176
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	5,219,100
Montgomery County, 4.375%, 12/1/31(1)	2,000	2,087,840

		$11,042,766

Hospital — 17.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,118,110
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,498,514
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,387,576
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,002,670
Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,735	2,478,402
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,068,240
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	891,114
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,855	4,934,671
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,229,655
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	1,939,360
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	973,750
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,131,480
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,616,785

	Principal
	Amount
Security	(000’s omitted)	Value
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	$1,500	$1,499,040
Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,885	1,961,870

		$43,731,237

Housing — 3.3%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,655	$1,644,226
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,006,850
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,945	2,962,375
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,570	2,573,084

		$8,186,535

Industrial Development Revenue — 1.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,265,136
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,110,480
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,511,730

		$3,887,346

Insured-Education — 6.1%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,130,650
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,350	1,349,163
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,500	2,576,350
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,695,525
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,429,609
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,860	3,009,035
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	975,374

		$15,165,706

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,830	$1,863,544

		$1,863,544

Insured-Escrowed/Prerefunded — 7.7%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,075,900
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,080,969
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	1,995,893
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	2,637,731
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,435,384
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	4,517,821
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,242,780

		$18,986,478

Insured-General Obligations — 17.5%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,316,302
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,053,142
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,017,005
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,242,820
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,970	1,308,159
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,357,856
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,268,473
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,187,250
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,274,210
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,104,420
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	4,000	2,751,280
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	673,080
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,071,020
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	661,327

	Principal
	Amount
Security	(000’s omitted)	Value
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	$1,430	$1,399,856
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	597,003
Norwin School District, (AGM), 3.25%, 4/1/33	5,000	4,149,500
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,706,670
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,034,820
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	9,500	11,082,415

		$43,256,608

Insured-Hospital — 7.1%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,750	$3,532,688
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,000	2,408,740
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,000	3,105,720
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,050,928
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,422,857

		$17,520,933

Insured-Lease Revenue/Certificates of Participation — 0.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,051,790

		$1,051,790

Insured-Special Tax Revenue — 1.4%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,245,020
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,000	712,140
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,035	482,142

		$3,439,302

Insured-Transportation — 7.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,855,397
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36	6,180	6,366,018
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,000	6,085,680

		$18,307,095

Insured-Utilities — 1.1%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,751,533

		$2,751,533

Insured-Water and Sewer — 1.3%
Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,536,240
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,693,102

		$3,229,342

Nursing Home — 1.4%
Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,475	$2,469,976
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,025	898,105

		$3,368,081

Other Revenue — 1.6%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$1,988,475
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,866,696

		$3,855,171

Senior Living/Life Care — 2.0%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$1,325,875
Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,835	1,835,642
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	602,412
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,253,473

		$5,017,402

	Principal
	Amount
Security	(000’s omitted)	Value
Special Tax Revenue — 1.7%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$12,500	$2,344,875
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(4)	1,080	1,110,585
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	869,665

		$4,325,125

Transportation — 5.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,611,519
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	979,811
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	750	750,728
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,614,255
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	3,429,088
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	1,564,500

		$12,949,901

Water and Sewer — 1.1%
Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,417,062
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,298,467

		$2,715,529

Total Tax-Exempt Investments — 103.2% (identified cost $244,313,891)		$255,382,257

Other Assets, Less Liabilities — (3.2)%		$(7,956,979)

Net Assets — 100.0%		$247,425,278

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 49.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 17.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security is in default and making only partial interest payments.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $300,586.

A summary of open financial instruments at October 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
12/11	550 U.S. 30-Year Treasury Bond	Short	$(74,571,260)	$(76,467,188)	$(1,895,928)

At October 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,895,928.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$225,618,607

Gross unrealized appreciation	$15,710,574
Gross unrealized depreciation	(4,106,924)

Net unrealized appreciation	$11,603,650

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$255,382,257	$—	$255,382,257

Total Investments	$—	$255,382,257	$—	$255,382,257

Liability Description

Futures Contracts	$(1,895,928)	$—	$—	$(1,895,928)

Total	$(1,895,928)	$—	$—	$(1,895,928)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Municipal Opportunities Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 4.1%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/31	$500	$550,285

		$550,285

Education — 5.7%
Hempstead, NY, Local Development Corp., (Adelphi University Project), 4.50%, 6/1/19	$105	$115,632
Hempstead, NY, Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	110	123,955
Hempstead, NY, Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	140	157,321
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	325	367,705

		$764,613

Electric Utilities — 9.4%
Eugene, OR, Electric Utility System, 5.00%, 8/1/25	$200	$230,446
Eugene, OR, Electric Utility System, 5.00%, 8/1/26	200	227,692
Indiana Municipal Power Agency, 5.00%, 1/1/31	150	156,476
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	409,391
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	248,560

		$1,272,565

General Obligations — 20.4%
Georgia, 5.00%, 12/1/20	$350	$429,474
New York, NY, 5.00%, 8/1/24	150	167,480
North Carolina, 5.00%, 5/1/22	400	494,304
Norwalk, CT, 4.00%, 7/1/22	350	392,431
Plymouth, MA, 5.00%, 5/1/27	400	449,340
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	408,331
Utah, 5.00%, 7/1/25	350	413,339

		$2,754,699

Hospital — 10.4%
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	$345	$389,871
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	200	209,074
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	327,171
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	300	279,924
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 4.00%, 6/1/24	200	197,366

		$1,403,406

Housing — 1.6%
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	$200	$216,122

		$216,122

Industrial Development Revenue — 1.9%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$250	$256,875

		$256,875

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-General Obligations — 4.7%
Baldwin County, AL, (AGC), 5.00%, 5/1/23	$380	$426,056
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	450	212,494

		$638,550

Other Revenue — 0.7%
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	$100	$89,698

		$89,698

Special Tax Revenue — 5.0%
Illinois, Sales Tax Revenue, 5.00%, 6/15/31(1)	$300	$314,823
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/18(2)	300	355,824

		$670,647

Student Loan — 4.5%
Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$202,300
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	405	409,686

		$611,986

Transportation — 19.7%
Hawaii, Airports System Revenue, 5.25%, 7/1/29	$250	$266,365
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	250	273,643
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	250	255,660
Ohio Turnpike Commission, 5.00%, 2/15/21	240	274,313
Oklahoma Turnpike Authority, 5.00%, 1/1/27	400	449,188
Pennsylvania Turnpike Commission, 5.00%, 12/1/24	250	276,772
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	422,896
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	400	448,212

		$2,667,049

Water and Sewer — 3.4%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$456,760

		$456,760

Total Tax-Exempt Municipal Securities — 91.5% (identified cost $12,077,635)		$12,353,255

Taxable Municipal Securities — 3.4%

	Principal
	Amount
Security	(000’s omitted)	Value
General Obligations — 3.4%
California, 7.95%, 3/1/36	$400	$455,016

Total Taxable Municipal Securities — 3.4% (identified cost $444,600)		$455,016

Total Investments — 94.9% (identified cost $12,522,235)		$12,808,271

Other Assets, Less Liabilities — 5.1%		$687,284

Net Assets — 100.0%		$13,495,555

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		California	16.7%
		New York	14.2%
		Others, representing less than 10% individually	64.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 5.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 3.3% of total investments.

(1)		When-issued security.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

The Fund did not have any open financial instruments at October 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,521,430

Gross unrealized appreciation	$302,204
Gross unrealized depreciation	(15,363)

Net unrealized appreciation	$286,841

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$12,353,255	$—	$12,353,255
Taxable Municipal Securities	—	455,016	—	455,016

Total Investments	$—	$12,808,271	$—	$12,808,271

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its annual report to shareholders.

3

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	December 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	December 27, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	December 27, 2011